17 Property, Plant and Equipment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	R$ 10,840,663	R$ 9,829,450
Additions/Reversal of impairment	582,259	1,469,480
Depreciation	(665,182)	(389,312)
Loss on disposal	(158,084)	(68,450)
Transfers	(7,553)	(505)
Property, plant and equipment, ending	10,592,103	10,840,663
In Service [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	6,248,576	6,016,795
Additions/Reversal of impairment	61,112	1,497
Depreciation	(665,182)	(389,312)
Loss on disposal	(142,544)	(62,959)
Transfers	4,517,555	682,555
Property, plant and equipment, ending	10,019,517	6,248,576
In Service [Member] | Reservoirs, Dams and Aqueducts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	2,426,474	2,566,727
Additions/Reversal of impairment
Depreciation	(188,334)	(144,991)
Loss on disposal	(42)	(1)
Transfers	1,438,594	4,739
Property, plant and equipment, ending	3,676,692	2,426,474
In Service [Member] | Machinery and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	2,974,142	2,665,935
Additions/Reversal of impairment
Depreciation	(409,571)	(199,846)
Loss on disposal	(141,902)	(61,959)
Transfers	3,581,221	570,012
Property, plant and equipment, ending	6,003,890	2,974,142
In Service [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	479,207	510,923
Additions/Reversal of impairment
Depreciation	(52,330)	(35,932)
Loss on disposal		(500)
Transfers	481,147	4,716
Property, plant and equipment, ending	908,024	479,207
In Service [Member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	357,102	262,378
Additions/Reversal of impairment
Depreciation	(9,466)	(2,897)
Loss on disposal	(463)	(83)
Transfers	115,247	97,704
Property, plant and equipment, ending	462,420	357,102
In Service [Member] | Vehicles and Aircraft [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	5,766	10,342
Additions/Reversal of impairment
Depreciation	(3,482)	(4,484)
Loss on disposal	(128)	(392)
Transfers	928	300
Property, plant and equipment, ending	3,084	5,766
In Service [Member] | Furniture And Tools [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	9,415	5,514
Additions/Reversal of impairment
Depreciation	(2,007)	(1,171)
Loss on disposal	(9)	(24)
Transfers	550	5,096
Property, plant and equipment, ending	7,949	9,415
In Service [Member] | Provision For Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	(3,489)	(4,986)
Additions/Reversal of impairment	61,112	1,497
Depreciation
Loss on disposal
Transfers	(1,100,122)
Property, plant and equipment, ending	(1,042,499)	(3,489)
In Service [Member] | Special Obligations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	(41)	(38)
Additions/Reversal of impairment
Depreciation	8	9
Loss on disposal
Transfers	(10)	(12)
Property, plant and equipment, ending	(43)	(41)
In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	4,592,087	3,812,655
Additions/Reversal of impairment	521,147	1,467,983
Depreciation
Loss on disposal	(15,540)	(5,491)
Transfers	(4,525,108)	(683,060)
Property, plant and equipment, ending	572,586	4,592,087
In Progress [Member] | Provision For Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	(1,197,693)	(1,210,358)
Additions/Reversal of impairment	(30,015)	12,665
Depreciation
Loss on disposal
Transfers	1,100,122
Property, plant and equipment, ending	(127,586)	(1,197,693)
In Progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	5,789,780	5,023,013
Additions/Reversal of impairment	551,162	1,455,318
Depreciation
Loss on disposal	(15,540)	(5,491)
Transfers	(5,625,230)	(683,060)
Property, plant and equipment, ending	R$ 700,172	R$ 5,789,780